Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In August 2022, the SEC amended its rules relating to Section 14(i) of the Securities Exchange Act of 1934, including Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which requires us to disclose information that compares our named executive officer (“NEO”) compensation to our company performance. The table below sets forth our pay versus performance disclosure in accordance with Item 402(v) of the SEC’s Regulation S-K.

					Value of $100 Investment
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Total Share- holder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (millions) (h)	Adjusted EBITDA (millions) (i)
2022	$3,539,739	$3,420,767	$1,140,702	$1,113,065	$109.48	$114.70	$38.6	$86.8
2021	$3,338,813	$2,870,810	$1,040,747	$947,438	$114.58	$146.23	$30.7	$79.5
2020	$2,156,264	$1,187,361	$835,452	$487,602	$121.91	$128.61	$(86.6)	$74.9
2019	$1,987,820	$2,890,630	$836,889	$1,345,916	$152.77	$108.66	$49.2	$108.1
2018	$2,627,418	$3,502,595	$1,036,867	$1,263,550	$97.75	$87.82	$43.9	$96.4

(a)

Although the SEC’s rules require the disclosure to cover only the three most recent fiscal years in this first year of the new requirements, we are voluntarily disclosing five years (2022, 2021, 2020, 2019 and 2018).

(b)	The principal executive officer (“PEO”) is Mr. McCormick for 2019, 2020, 2021 and 2022. Mr. Janik is the PEO for 2018.

(c)

Compensation actually paid is adjusted from summary compensation table total compensation for changes in fair value of outstanding unvested stock during period plus dividends on unvested stock. See additional detail below.

(d)

Includes Ms. Lauber and Mr. Hagelin for years ending in 2018, 2019, 2020, 2021, and 2022; Ms. Evans for 2021 and 2022; Mr. McCormick for 2018; Mr. Janik for 2019; Jon Sievert, our former President – Work Truck Solutions, for 2019, 2020 and 2021; and Andrew Dejana, our former President – Dejana Truck & Utility Equipment, for 2018.

(e)	Average of (d) adjusted for same items as PEO in (c).

(f)

Assumes $100 invested on market close on December 31, 2017 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(g)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000, which comprises the same issuers we use for purposes of Item 201(e)(1)(ii) of Regulation S-K.

(h)	Net income pursuant to U.S. GAAP

(i)

Represents our company selected measure – Adjusted earnings before interest, taxes, depreciation, and amortization (“Adjusted EBITDA”). Adjusted EBITDA represents net income (loss) before interest, taxes, depreciation and amortization, as further adjusted for certain charges consisting of unrelated legal and consulting fees, pension termination costs, stock based compensation, severance, restructuring charges, loss on disposal of fixed assets related to facility relocations, litigation proceeds, certain non-cash purchase accounting expenses, impairment charges, expenses related to debt modifications, loss on extinguishment of debt, and incremental costs related to the COVID-19 pandemic.

PEO Total Compensation Amount	$ 3,539,739	$ 3,338,813	$ 2,156,264	$ 1,987,820	$ 2,627,418
PEO Actually Paid Compensation Amount	$ 3,420,767	2,870,810	1,187,361	2,890,630	3,502,595
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020	2019	2018
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(2,206,968)	$(1,979,253)	$(944,935)	$(779,720)	$(1,332,203)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$2,152,790	$1,504,062	$755,418	$1,185,974	$1,959,122
Increase for fair value of awards granted during year that vest during year	$0	$0	$0	$0	$0
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(97,433)	$(168,126)	$(670,922)	$395,960	$(58,739)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(32,518)	$118,339	$(128,332)	$80,615	$233,228
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$65,157	$56,975	$19,868	$19,981	$73,769
Total Adjustments	$(118,972)	$(468,003)	$(968,903)	$902,810	$875,177

Non-PEO NEO Average Total Compensation Amount	$ 1,140,702	1,040,747	835,452	836,889	1,036,867
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,113,065	947,438	487,602	1,345,916	1,263,550
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2022	2021	2020	2019	2018
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(520,176)	$(445,224)	$(267,501)	$(196,932)	$(383,148)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$506,757	$338,331	$213,851	$299,539	$563,453
Increase for fair value of awards granted during year that vest during year	$0	$0	$0	$0	$0
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(22,430)	$(42,348)	$(251,091)	$330,101	$(14,490)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(8,535)	$38,829	$(49,752)	$63,238	$46,762
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$16,747	$17,103	$6,643	$13,081	$14,106
Total Adjustments	$(27,637)	$(93,309)	$(347,850)	$509,027	$226,683

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Graphical Descriptions of Relationships Between CAP and Certain Financial Performance Measure Results

The following graphics provide a description of the relationships between CAP and certain financial performance measures.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures to Determine 2022 CAP

The four performance measures listed below represent the most important financial performance measures used to link CAP for 2022 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures
Adjusted EBITDA
FCF
Adjusted EPS
RONA

Total Shareholder Return Amount	$ 109.48	114.58	121.91	152.77	97.75
Peer Group Total Shareholder Return Amount	114.70	146.23	128.61	108.66	87.82
Net Income (Loss)	$ 38,600,000	$ 30,700,000	$ (86,600,000)	$ 49,200,000	$ 43,900,000
Company Selected Measure Amount	86.8	79.5	74.9	108.1	96.4
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	FCF
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	RONA
PEO Deduction for amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,206,968)	$ (1,979,253)	$ (944,935)	$ (779,720)	$ (1,332,203)
PEO Deduction for amounts reported under the “Option Awards” columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO Increase for fair value of awards granted during year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,152,790	1,504,062	755,418	1,185,974	1,959,122
PEO Increase for fair value of awards granted during year that vest during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,433)	(168,126)	(670,922)	395,960	(58,739)
PEO Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,518)	118,339	(128,332)	80,615	233,228
PEO Deduction of fair value of awards granted prior to year that were forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
PEO Increase based on dividends or other earnings paid during year prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,157	56,975	19,868	19,981	73,769
PEO Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(118,972)	(468,003)	(968,903)	902,810	875,177
NEO Deduction for amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(520,176)	(445,224)	(267,501)	(196,932)	(383,148)
NEO Deduction for amounts reported under the “Option Awards” columns in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
NEO Increase for fair value of awards granted during year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	506,757	338,331	213,851	299,539	563,453
NEO Increase for fair value of awards granted during year that vest during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
NEO Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,430)	(42,348)	(251,091)	330,101	(14,490)
NEO Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,535)	38,829	(49,752)	63,238	46,762
NEO Deduction of fair value of awards granted prior to year that were forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
NEO Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
NEO Increase based on dividends or other earnings paid during year prior to vesting date of award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,747	17,103	6,643	13,081	14,106
NEO Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (27,637)	$ (93,309)	$ (347,850)	$ 509,027	$ 226,683